PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.3%
Aerospace & Defense 0.5%
Howmet Aerospace, Inc.	3,700	$354,090
L3Harris Technologies, Inc.	2,500	567,225
Textron, Inc.	200	18,580
		939,895
Automobile Components 1.3%
Aptiv PLC*	9,400	652,266
BorgWarner, Inc.	28,600	1,009,866
Lear Corp.	5,600	683,424
		2,345,556
Automobiles 0.3%
Harley-Davidson, Inc.	12,800	480,000
Banks 5.2%
Bank OZK	6,100	286,029
BOK Financial Corp.	600	61,704
Columbia Banking System, Inc.	8,100	211,896
East West Bancorp, Inc.	9,200	808,588
Fifth Third Bancorp	38,233	1,618,785
First Citizens BancShares, Inc. (Class A Stock)	800	1,670,152
First Horizon Corp.	27,100	453,383
FNB Corp.	9,900	151,866
Huntington Bancshares, Inc.	66,400	992,680
M&T Bank Corp.	6,600	1,136,322
Popular, Inc. (Puerto Rico)	4,900	502,887
Regions Financial Corp.	43,200	966,384
Synovus Financial Corp.	3,300	154,275
Western Alliance Bancorp	2,300	185,058
Wintrust Financial Corp.	3,700	400,340
Zions Bancorp NA	2,700	139,509
		9,739,858
Beverages 0.6%
Molson Coors Beverage Co. (Class B Stock)	21,200	1,120,420
Biotechnology 0.6%
Biogen, Inc.*	2,400	511,680
BioMarin Pharmaceutical, Inc.*	1,900	160,227

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Incyte Corp.*	1,100	$71,577
United Therapeutics Corp.*	1,400	438,606
		1,182,090
Broadline Retail 0.7%
Dillard’s, Inc. (Class A Stock)	600	239,154
eBay, Inc.	17,900	995,419
Nordstrom, Inc.	6,900	157,527
		1,392,100
Building Products 1.5%
Builders FirstSource, Inc.*	6,900	1,154,853
Carlisle Cos., Inc.	300	125,574
Carrier Global Corp.	6,700	456,337
Owens Corning	5,900	1,099,642
		2,836,406
Capital Markets 4.0%
Affiliated Managers Group, Inc.	2,800	519,736
Bank of New York Mellon Corp. (The)	31,200	2,030,184
Franklin Resources, Inc.	23,700	542,019
Interactive Brokers Group, Inc. (Class A Stock)	8,500	1,013,795
Invesco Ltd.	31,000	535,060
Raymond James Financial, Inc.	1,000	116,000
State Street Corp.	18,100	1,537,957
T. Rowe Price Group, Inc.	2,600	296,946
Virtu Financial, Inc. (Class A Stock)	27,500	751,300
XP, Inc. (Brazil) (Class A Stock)	5,700	97,527
		7,440,524
Chemicals 3.1%
Celanese Corp.	7,100	1,002,165
CF Industries Holdings, Inc.	16,600	1,268,074
DuPont de Nemours, Inc.	1,000	83,700
Eastman Chemical Co.	6,500	671,645
LyondellBasell Industries NV (Class A Stock)	15,600	1,551,576
Mosaic Co. (The)	37,300	1,110,421
		5,687,581

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.6%
MDU Resources Group, Inc.	31,200	$840,528
Quanta Services, Inc.	800	212,304
		1,052,832
Consumer Finance 1.0%
SLM Corp.	19,500	442,455
Synchrony Financial	28,200	1,432,278
		1,874,733
Consumer Staples Distribution & Retail 1.5%
Dollar Tree, Inc.*	1,700	177,378
Kroger Co. (The)	32,200	1,754,900
Walgreens Boots Alliance, Inc.	68,600	814,282
		2,746,560
Containers & Packaging 2.5%
Amcor PLC	52,800	555,984
Berry Global Group, Inc.	13,700	900,364
Crown Holdings, Inc.	14,000	1,241,800
Graphic Packaging Holding Co.	19,900	598,990
Sealed Air Corp.	15,800	601,190
Silgan Holdings, Inc.	400	20,572
Sonoco Products Co.	14,900	803,408
		4,722,308
Distributors 0.2%
LKQ Corp.	10,400	431,600
Diversified Consumer Services 0.5%
ADT, Inc.	86,400	672,192
H&R Block, Inc.	5,400	312,876
		985,068
Diversified REITs 0.1%
WP Carey, Inc.	1,700	98,277
Electric Utilities 3.9%
Edison International	12,800	1,024,128
Entergy Corp.	3,600	417,492
Evergy, Inc.	20,200	1,171,600

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Eversource Energy	22,800	$1,479,948
Exelon Corp.	26,600	989,520
FirstEnergy Corp.	12,300	515,493
NRG Energy, Inc.	14,700	1,104,999
Xcel Energy, Inc.	10,300	600,284
		7,303,464
Electrical Equipment 0.6%
AMETEK, Inc.	2,800	485,744
Hubbell, Inc.	200	79,130
Rockwell Automation, Inc.	900	250,785
Sensata Technologies Holding PLC	5,600	218,344
		1,034,003
Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics, Inc.*	5,800	717,402
Avnet, Inc.	8,100	435,456
Coherent Corp.*	15,300	1,066,104
TD SYNNEX Corp.	7,700	917,609
		3,136,571
Energy Equipment & Services 1.1%
Baker Hughes Co.	23,000	890,560
Halliburton Co.	32,300	1,120,164
		2,010,724
Entertainment 0.3%
Playtika Holding Corp.	76,700	585,221
Financial Services 2.8%
Corebridge Financial, Inc.	35,700	1,054,935
Equitable Holdings, Inc.	22,000	959,420
Euronet Worldwide, Inc.*	1,100	112,189
Fidelity National Information Services, Inc.	4,800	368,784
Global Payments, Inc.	13,800	1,402,632
MGIC Investment Corp.	39,900	991,116
Voya Financial, Inc.	1,600	116,368
Western Union Co. (The)	16,700	198,563
		5,204,007

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products 3.6%
Bunge Global SA	11,700	$1,231,191
Conagra Brands, Inc.	41,900	1,270,408
Darling Ingredients, Inc.*	13,200	524,436
General Mills, Inc.	7,800	523,692
Ingredion, Inc.	9,100	1,131,767
J.M. Smucker Co. (The)	8,600	1,014,370
Pilgrim’s Pride Corp.*	19,400	799,862
Post Holdings, Inc.*	1,000	109,360
		6,605,086
Gas Utilities 1.2%
National Fuel Gas Co.	19,200	1,124,928
UGI Corp.	42,800	1,060,584
		2,185,512
Ground Transportation 1.3%
Avis Budget Group, Inc.	6,300	636,363
Ryder System, Inc.	6,341	888,755
U-Haul Holding Co.*	4,400	293,876
U-Haul Holding Co. (Non-Voting Shares)	8,200	522,586
		2,341,580
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	6,700	239,994
QuidelOrtho Corp.*	12,700	498,983
		738,977
Health Care Providers & Services 3.7%
Cardinal Health, Inc.	6,300	635,229
Centene Corp.*	24,700	1,899,924
DaVita, Inc.*	5,500	751,410
Humana, Inc.	100	36,161
Premier, Inc. (Class A Stock)	45,100	946,198
Tenet Healthcare Corp.*	8,800	1,317,360
Universal Health Services, Inc. (Class B Stock)	5,800	1,239,808
		6,826,090
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	1,800	211,122

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care REITs (cont’d.)
Healthpeak Properties, Inc.	19,300	$421,126
Ventas, Inc.	1,800	97,992
		730,240
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc.	41,100	719,661
Park Hotels & Resorts, Inc.	34,900	525,594
		1,245,255
Hotels, Restaurants & Leisure 2.3%
Caesars Entertainment, Inc.*	21,300	850,935
Carnival Corp.*	22,900	381,514
Expedia Group, Inc.*	4,900	625,583
MGM Resorts International*	26,700	1,147,299
Norwegian Cruise Line Holdings Ltd.*	12,000	221,160
Royal Caribbean Cruises Ltd.*	2,200	344,784
Travel + Leisure Co.	13,300	612,997
Wynn Resorts Ltd.	1,700	140,794
		4,325,066
Household Durables 3.3%
D.R. Horton, Inc.	1,600	287,888
Leggett & Platt, Inc.	5,600	73,752
Lennar Corp. (Class A Stock)	9,263	1,638,903
Mohawk Industries, Inc.*	8,739	1,407,591
PulteGroup, Inc.	9,547	1,260,204
Toll Brothers, Inc.	9,633	1,374,725
		6,043,063
Household Products 0.0%
Reynolds Consumer Products, Inc.	1,900	52,858
Independent Power & Renewable Electricity Producers 0.6%
AES Corp. (The)	67,100	1,193,709
Insurance 5.2%
Aflac, Inc.	2,700	257,526
Arch Capital Group Ltd.*	17,000	1,628,260
Arthur J. Gallagher & Co.	900	255,141
Assurant, Inc.	2,900	507,123
Axis Capital Holdings Ltd.	10,200	772,650

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
CNA Financial Corp.	11,300	$555,508
Everest Group Ltd.	2,700	1,060,749
Fidelity National Financial, Inc.	5,100	282,591
First American Financial Corp.	3,800	230,204
Hartford Financial Services Group, Inc. (The)	13,000	1,441,960
Loews Corp.	16,300	1,303,185
Reinsurance Group of America, Inc.	600	135,258
RenaissanceRe Holdings Ltd. (Bermuda)	2,100	487,011
Unum Group	14,500	834,185
		9,751,351
Interactive Media & Services 0.3%
Match Group, Inc.*	14,400	549,216
Leisure Products 0.6%
Brunswick Corp.	1,300	105,885
Mattel, Inc.*	43,400	837,186
Polaris, Inc.	1,600	133,248
		1,076,319
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	1,900	268,660
Avantor, Inc.*	5,000	133,750
Charles River Laboratories International, Inc.*	400	97,640
IQVIA Holdings, Inc.*	3,000	738,690
		1,238,740
Machinery 3.7%
AGCO Corp.	7,100	670,382
Allison Transmission Holdings, Inc.	10,500	930,195
CNH Industrial NV	46,300	493,095
Cummins, Inc.	4,600	1,342,280
Dover Corp.	1,200	221,112
Fortive Corp.	2,400	172,440
Gates Industrial Corp. PLC*	4,000	74,360
Ingersoll Rand, Inc.	4,800	481,920
Otis Worldwide Corp.	4,700	444,150
PACCAR, Inc.	6,850	675,821
Parker-Hannifin Corp.	900	505,044

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	2,900	$467,335
Xylem, Inc.	2,600	347,100
		6,825,234
Media 2.9%
Charter Communications, Inc. (Class A Stock)*(a)	4,800	1,822,656
Fox Corp. (Class A Stock)	9,800	372,792
Fox Corp. (Class B Stock)	13,200	467,676
Interpublic Group of Cos., Inc. (The)	17,900	575,843
Liberty Media Corp.-Liberty SiriusXM*	11,200	252,112
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	9,200	208,104
Nexstar Media Group, Inc.	6,000	1,108,740
Omnicom Group, Inc.	700	68,628
Sirius XM Holdings, Inc.(a)	141,800	489,210
		5,365,761
Metals & Mining 2.1%
Nucor Corp.	11,100	1,808,634
Reliance, Inc.	2,490	758,354
Steel Dynamics, Inc.	10,400	1,385,488
		3,952,476
Mortgage Real Estate Investment Trusts (REITs) 2.1%
AGNC Investment Corp.	105,400	1,055,054
Annaly Capital Management, Inc.	48,031	956,297
Rithm Capital Corp.	96,500	1,120,365
Starwood Property Trust, Inc.	42,900	855,855
		3,987,571
Multi-Utilities 0.7%
Ameren Corp.	3,800	301,226
Consolidated Edison, Inc.	3,033	295,778
Public Service Enterprise Group, Inc.	900	71,793
WEC Energy Group, Inc.	7,100	611,026
		1,279,823
Office REITs 0.3%
Highwoods Properties, Inc.	18,200	563,654

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 6.6%
APA Corp.	22,500	$701,775
Cheniere Energy, Inc.	4,900	894,936
Chesapeake Energy Corp.	7,500	572,475
Chord Energy Corp.	3,900	669,474
Civitas Resources, Inc.	6,000	418,560
Coterra Energy, Inc.	33,600	866,880
Devon Energy Corp.	23,300	1,095,799
Diamondback Energy, Inc.	6,100	1,234,091
DT Midstream, Inc.	5,000	376,800
HF Sinclair Corp.	12,700	653,669
Kinder Morgan, Inc.	43,000	908,590
Matador Resources Co.	9,700	596,356
New Fortress Energy, Inc.(a)	12,300	242,802
ONEOK, Inc.	3,100	258,323
Ovintiv, Inc.	15,500	719,820
Permian Resources Corp.	32,100	492,414
Phillips 66	3,300	480,084
Range Resources Corp.	1,000	31,230
Viper Energy, Inc.	5,500	234,685
Williams Cos., Inc. (The)	19,600	841,624
		12,290,387
Passenger Airlines 2.4%
Alaska Air Group, Inc.*	20,000	750,600
American Airlines Group, Inc.*(a)	60,400	642,656
Delta Air Lines, Inc.	30,200	1,299,204
Southwest Airlines Co.	25,400	684,276
United Airlines Holdings, Inc.*	22,100	1,003,782
		4,380,518
Pharmaceuticals 2.3%
Jazz Pharmaceuticals PLC*	6,900	760,725
Organon & Co.	49,100	1,073,326
Royalty Pharma PLC (Class A Stock)	42,000	1,183,140
Viatris, Inc.	108,689	1,310,789
		4,327,980
Professional Services 1.1%
Concentrix Corp.	11,100	782,550
Equifax, Inc.	700	195,559
Genpact Ltd.	3,400	117,878
Jacobs Solutions, Inc.	200	29,270

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Leidos Holdings, Inc.	700	$101,080
Paychex, Inc.	1,500	192,030
SS&C Technologies Holdings, Inc.	9,500	693,025
		2,111,392
Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	6,200	698,802
CoStar Group, Inc.*	2,300	179,446
Jones Lang LaSalle, Inc.*	200	50,180
		928,428
Residential REITs 1.5%
AvalonBay Communities, Inc.	3,600	737,712
Camden Property Trust	2,400	265,800
Equity Residential	7,500	522,225
Essex Property Trust, Inc.	1,300	361,868
Invitation Homes, Inc.	13,800	486,726
Mid-America Apartment Communities, Inc.	800	111,816
Sun Communities, Inc.	2,300	291,479
UDR, Inc.	1,900	76,133
		2,853,759
Retail REITs 1.2%
Brixmor Property Group, Inc.	5,300	134,991
Realty Income Corp.	11,013	632,477
Regency Centers Corp.	1,800	121,212
Simon Property Group, Inc.	8,400	1,288,896
		2,177,576
Semiconductors & Semiconductor Equipment 1.9%
Cirrus Logic, Inc.*	1,700	221,816
GLOBALFOUNDRIES, Inc.*	5,700	290,757
Marvell Technology, Inc.	6,100	408,578
Microchip Technology, Inc.	4,700	417,266
ON Semiconductor Corp.*	10,300	805,975
Qorvo, Inc.*	200	23,960
Skyworks Solutions, Inc.	11,400	1,295,268
		3,463,620

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 0.8%
Gen Digital, Inc.	50,200	$1,304,698
Zoom Video Communications, Inc. (Class A Stock)*	1,500	90,600
		1,395,298
Specialized REITs 2.5%
Crown Castle, Inc.	6,700	737,536
Digital Realty Trust, Inc.	3,800	568,062
EPR Properties	12,700	571,500
Extra Space Storage, Inc.	3,500	558,670
Gaming & Leisure Properties, Inc.	8,400	421,680
SBA Communications Corp.	3,300	724,482
VICI Properties, Inc.	35,200	1,100,352
		4,682,282
Specialty Retail 2.7%
Advance Auto Parts, Inc.	16,100	1,019,613
AutoNation, Inc.*	1,300	247,936
Bath & Body Works, Inc.	7,900	290,325
Best Buy Co., Inc.	11,700	1,012,284
Dick’s Sporting Goods, Inc.	1,800	389,430
Gap, Inc. (The)	41,700	979,116
Penske Automotive Group, Inc.	6,500	1,131,715
		5,070,419
Technology Hardware, Storage & Peripherals 1.6%
Hewlett Packard Enterprise Co.	73,300	1,459,403
HP, Inc.	42,300	1,526,607
		2,986,010
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	8,400	508,620
Crocs, Inc.*	8,200	1,101,834
PVH Corp.	6,400	652,736
Tapestry, Inc.	12,600	505,134
Under Armour, Inc. (Class A Stock)*	21,000	146,370
Under Armour, Inc. (Class C Stock)*	17,900	121,541
		3,036,235
Trading Companies & Distributors 1.9%
Air Lease Corp.	16,100	798,882

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Ferguson PLC	2,300	$512,095
United Rentals, Inc.	1,900	1,438,490
WESCO International, Inc.	4,800	839,760
		3,589,227

Total Common Stocks (cost $151,985,311)		184,520,510
Unaffiliated Exchange-Traded Fund 0.5%
iShares Russell Mid-Cap Value ETF (cost $903,151)	7,300	934,254

Total Long-Term Investments (cost $152,888,462)		185,454,764

Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	583,986	583,986
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $2,784,755; includes $2,773,658 of cash collateral for securities on loan)(b)(wb)	2,788,487	2,786,814

Total Short-Term Investments (cost $3,368,740)		3,370,800

TOTAL INVESTMENTS 101.6% (cost $156,257,202)		188,825,564
Liabilities in excess of other assets (1.6)%		(2,924,243)

Net Assets 100.0%		$185,901,321

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,699,897; cash collateral of $2,773,658 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).